RETENTION RECEIVABLE — A RELATED PARTY, NET	12 Months Ended
May 31, 2026
Retention Receivable Related Party Net
RETENTION RECEIVABLE — A RELATED PARTY, NET

NOTE 6 — RETENTION RECEIVABLE — A RELATED PARTY, NET

Retention receivable — a related party, net consisted of the following:

	As of May 31,
	2026	2025
Retention receivable from Shing Long Construction Limited (Note 24)	-	152,742
Less: allowance for expected credit losses	-	(3,091)
Retention receivable, net	-	149,651

The movement of retention receivable – a related party is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	152,742	71,066
Additions	-	82,442
Collection	(153,297)	-
Exchange adjustment	555	(766)
Balance at end of the year	-	152,742

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 6 — RETENTION RECEIVABLE — A RELATED PARTY, NET (cont.)

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	3,091	1,406
Provision	-	1,700
Reversal	(3,102)	-
Exchange adjustment	11	(15)
Balance at end of the year	-	3,091